Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow provided by (used in) Operating activities
Net income (loss) for the year	$ (3,297,578)	$ 7,217,068	$ 14,320,556
Items not affecting cash and cash equivalent:
Amortization	2,951	3,362	34,363
Share of loss (gain) from an associate	0	408,225	(1,259,391)
Dilution loss	0	98,899	0
Realized gains from investments	(46,991)	0	0
Foreign exchange loss (gain)	282,834	148,484	(227,257)
Share-based compensation	308,803	100,693	80,248
Gain on sale of Minco Resources		0	(15,111,348)
Gain on legal settlement	0	(530,789)	(51,745)
Gain on sale of exploration permit	0	(159,502)	0
Net unrealized losses from investments	1,860,185	990,000	0
Gain on becoming an investment entity	0	(9,399,970)	0
Purchase of short-term investments	(1,049,468)	(3,332,062)
Redemption of short-term investments	4,130,075	3,498,341
Purchase of investments	(3,250,608)	(537,860)	0
Disposition of investments	131,224	0	0
Changes in items of working capital:
Receivables	143,667	(158,258)	10,454
Prepaid expenses and deposits	(23,904)	90,935	(140,315)
Accounts payable and accrued liabilities	(24,791)	(178,098)	91,603
Due from/to related parties	184,727	321,064	501,491
Net cash used in operating activities	(648,874)	(1,419,468)	(1,751,341)
Investing activities
Net cash outflow from sale of Minco Resources and its subsidiaries	0	0	(1,354,041)
Proceeds from legal settlement	0	0	94,472
Proceeds from disposition of property, plant and equipment	(1,082)	0	13,693
Purchase of short-term investments	0	(20,000)
Redemption of short-term investments	0	550,000	6,068,564
Net cash generated from (used in) investing activities	(1,082)	530,000	4,822,688
Financing activities
Proceeds from stock option exercises	0	38,787	17,290
Net cash generated from financing activities	0	38,787	17,290
Effect of exchange rate changes on cash and cash equivalents	(282,834)	(167,869)	387,994
(Decrease) increase in cash and cash equivalents	(932,790)	(1,018,550)	3,476,631
Cash and cash equivalents- Beginning of year	4,575,119	5,593,669	2,117,038
Cash and cash equivalents - End of year	3,642,328	4,575,119	5,593,669
Minco Silver Corp [Member]
Cash flow provided by (used in) Operating activities
Net income (loss) for the year	(5,205,216)	(2,407,668)	6,680,947
Items not affecting cash and cash equivalent:
Amortization	70,681	97,692	106,674
Realized gains from investments	(15,332)	0	(4,792,888)
Foreign exchange loss (gain)	1,365,447	340,446	(4,173,854)
Share-based compensation	2,245,859	143,312	146,742
Unrealized gain on investment	46,058	0	0
Changes in items of working capital:
Receivables	(72,369)	(66,070)	(28,020)
Prepaid expenses and deposits	(48,019)	(9,804)	115,728
Accounts payable and accrued liabilities	50,176	(125,491)	4,695
Due from/to related parties	(16,548)	196,390	(428,425)
Net cash used in operating activities	(1,579,263)	(1,831,192)	(2,368,401)
Investing activities
Development costs	(1,472,034)	(1,787,942)	(1,811,422)
Cash inflows as result of acquisition of subsidiaries	0	0	1,347,693
Acquisition of investments	(484,947)	0	0
Proceeds from disposition investments	500,276	0	18,682,204
Proceeds from disposition of property, plant and equipment	14,827	0	7,164
Purchase of short-term investments	(14,002,812)	(7,740,766)	(16,941,170)
Redemption of short-term investments	19,061,887	5,889,960	11,288,990
Net cash generated from (used in) investing activities	3,617,201	(3,638,748)	12,573,459
Financing activities
Proceeds from stock option exercises	200,101	363,431	0
Proceeds from a share subscription of a 51%-owned subsidiary	163,223	0	0
Net cash generated from financing activities	363,324	363,431	0
Effect of exchange rate changes on cash and cash equivalents	(493,934)	(900,856)	4,058,962
(Decrease) increase in cash and cash equivalents	1,907,327	(6,007,365)	14,264,020
Cash and cash equivalents- Beginning of year	20,195,199	26,202,564	11,938,544
Cash and cash equivalents - End of year	$ 22,102,526	$ 20,195,199	$ 26,202,564